Consolidated statements of changes in equity - USD ($) $ in Thousands	Preference Units/Shares	Share capital	Contributed surplus	Reserves	Treasury shares	Retained earnings/(accumulated deficit)	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of year at Dec. 31, 2014		$ 810	$ 923,470	$ (12,002)	$ (12,576)	$ 29,689	$ 929,391	$ 323,646	$ 1,253,037
Net proceeds from issuance of Preference Shares (Note 4)	$ 46		110,607				110,653		110,653
Net proceeds from GasLog Partners' public offerings (Note 4)								171,831	171,831
Dividend paid (common and Preference Shares) (Note 12)			(13,785)			(38,672)	(52,457)	(32,070)	(84,527)
Share-based compensation, net of accrued dividend				2,791			2,791		2,791
Settlement of share-based compensation				(85)	85
(Loss)/profit for the year						10,829	10,829	42,839	53,668
Other comprehensive income for the year				467			467		467
Total comprehensive income for the year				467		10,829	11,296	42,839	54,135
Balance at the end of the year at Dec. 31, 2015	46	810	1,020,292	(8,829)	(12,491)	1,846	1,001,674	506,246	1,507,920
Net proceeds from GasLog Partners' public offerings (Note 4)								52,299	52,299
Dividend paid (common and Preference Shares) (Note 12)			(53,318)			(1,846)	(55,164)	(44,043)	(99,207)
Share-based compensation, net of accrued dividend				3,597			3,597		3,597
Settlement of share-based compensation				(1,577)	1,630		53		53
(Loss)/profit for the year						(21,486)	(21,486)	49,537	28,051
Other comprehensive income for the year				16,969			16,969		16,969
Total comprehensive income for the year				16,969		(21,486)	(4,517)	49,537	45,020
Balance at the end of the year at Dec. 31, 2016	46	810	966,974	10,160	(10,861)	(21,486)	945,643	564,039	1,509,682
Net proceeds from GasLog Partners' public offerings (Note 4)								278,226	278,226
Dividend paid (common and Preference Shares) (Note 12)			(55,208)				(55,208)	(65,863)	(121,071)
Share-based compensation, net of accrued dividend				4,104			4,104		4,104
Settlement of share-based compensation				(2,952)	3,901		949		949
(Loss)/profit for the year						15,506	15,506	68,703	84,209
Other comprehensive income for the year				7,035			7,035		7,035
Total comprehensive income for the year				7,035		15,506	22,541	68,703	91,244
Balance at the end of the year at Dec. 31, 2017	$ 46	$ 810	$ 911,766	$ 18,347	$ (6,960)	$ (5,980)	$ 918,029	$ 845,105	$ 1,763,134